Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(1)(2)		Compensation Actually Paid to PEO ($)(3)				Value of Initial Fixed $100 Investment Based On:
Year	Simon Khalaf	Jason Gardner	Simon Khalaf	Jason Gardner	Average Summary Compensation Table Total for non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Company- Selected Measure - Gross Profit ($)(7)
2024	11,445,828	N/A	(1,094,582)	N/A	4,764,577	(2,284,855)	$12.41	$193.39	27,287	351,849
2023	16,294,313	600,764	21,985,328	(12,590,198)	6,880,645	15,432,318	$22.86	$141.56	(222,962)	329,514
2022	N/A	1,180,634	N/A	(96,873,981)	6,036,815	(5,614,356)	$20.02	$89.68	(184,780)	320,001
2021	N/A	224,387,431	N/A	123,182,820	16,016,142	17,010,366	$56.25	$124.90	(163,929)	231,705

Company Selected Measure Name	gross profit
Named Executive Officers, Footnote	During fiscal year 2023, Simon Khalaf and Jason Gardner each served for a period of time as our PEO, while Mr. Gardner was our PEO in fiscal years 2022 and 2021. For fiscal years 2024 and 2023, our non-PEO NEOs were Mike Milotich, Randy Kern, Todd Pollak, and Crystal Sumner. For fiscal year 2022, our non-PEO NEOs were Mike Milotich, Randy Kern, Seth Weissman, Philip (Tripp) Faix, and Vidya Peters and for fiscal year 2021, our non-PEO NEOs were Randy Kern and Tripp Faix. We first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act in 2021.
Peer Group Issuers, Footnote	The peer group used is the S&P Information Technology Index as reflected in our 2024 Annual Report pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 9, 2021.
PEO Total Compensation Amount	$ 6,880,645
PEO Actually Paid Compensation Amount	$ 10,545,053
Adjustment To PEO Compensation, Footnote	Represents the total compensation paid to our PEO and non-PEO NEOs in each listed year, as shown in our SCT for such listed year.CAP does not mean that our PEO and non-PEO NEOs realized those amounts in the listed year, but reflects adjustments to the total compensation amount shown in the SCT as shown below:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
Simon Khalaf
2024	$11,445,828	$(10,321,451)	$(2,218,959)	$(1,094,582)
2023	$16,294,313	$(15,013,082)	$20,704,097	$21,985,328
Jason Gardner
2023	$600,764	$—	$(13,190,962)	$(12,590,198)
2022	$1,180,634	$—	$(98,054,615)	$(96,873,981)
2021	$224,387,431	$(223,774,512)	$122,569,901	$123,182,820

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2024	$4,764,577	$(4,011,289)	$(1,519,072)	$(765,784)
2023	$6,880,645	$(4,887,264)	$8,551,672	$10,545,053
2022	$6,036,815	$(5,227,535)	$(6,423,636)	$(5,614,356)
2021	$16,016,142	$(15,549,804)	$16,544,028	$17,010,366
(i)Represents the grant date fair value of equity-based awards granted each year. We did not sponsor a pension plan for any of the years reflected in this table; therefore, no adjustments to the SCT total related to pensions was needed.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The Company has not paid dividends historically; thus no adjustments are made for this item. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than with respect to increased volatility and common stock price. As of December 31, 2024, the assumption we used for volatility was 69.52% and for the fair value of common stock was $3.79. As of December 31, 2023, the assumption we used for volatility was 71.69% and for the fair value of common stock was $6.98. As of December 31, 2022, the assumption we used for volatility was 60.84% and for the fair value of common stock was $6.11. As of December 31, 2021, the assumption we used for volatility was 49.59% and for the fair value of common stock was $17.17. The equity components of CAP for fiscal years 2024, 2023, 2022, and 2021 are further detailed in the supplemental tables below (due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column or row):

PEO Equity Component of CAP for FY2024:
Equity Type	Fair Value of Awards Granted in FY2024 Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards That Vested in FY2024	Fair Value as of Vesting Date for Awards Granted in FY2024 that Vested During FY2024	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2024, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Simon Khalaf
Options	$—	$(2,618,277)	$(1,324,266)	$—	$—	$(3,942,543)
RSUs	$3,457,428	$(2,390,478)	$(985,558)	$(333,478)	$—	$(252,086)
PSUs	$1,975,670	$—	$—	$—	$—	$1,975,670
Total	$5,433,098	$(5,008,755)	$(2,309,824)	$(333,478)	$—	$(2,218,959)

Average Non-PEO NEOs Equity Component of CAP for FY2024:
Equity Type	Fair Value of Awards Granted in FY2024 Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards That Vested in FY2024	Fair Value as of Vesting Date for Awards Granted in FY2023 that Vested During FY2024	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2024, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$—	$(914,927)	$(773,643)	$—	$—	$(1,688,570)
RSUs	$1,013,656	$(890,921)	$(402,865)	$(129,601)	$—	$(409,731)
PSUs	$579,229	$—	$—	$—	$—	$579,229
Total	$1,592,885	$(1,805,848)	$(1,176,508)	$(129,601)	$—	$(1,519,072)

PEO Equity Component of CAP for FY2023:
Equity Type	Fair Value of Awards Granted in FY2023 Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards That Vested in FY2023	Fair Value as of Vesting Date for Awards Granted in FY2023 that Vested During FY2023	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2023, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Simon Khalaf
Options	$5,878,830	$2,700,839	$(172,891)	$1,666,232	$—	$10,073,010
RSUs	$6,068,705	$3,098,457	$(217,957)	$1,681,882	$—	$10,631,087
PSOs	$—	$—	$—	$—	$—	$—
Total	$11,947,535	$5,799,296	$(390,848)	$3,348,114	$—	$20,704,097
Jason Gardner
Options	$—	$220,027	$(109,122)	$—	$—	$110,905
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$—	$(13,301,867)	$—	$—	$—	$(13,301,867)
Total	$—	$(13,081,840)	$(109,122)	$—	$—	$(13,190,962)

Average Non-PEO NEOs Equity Component of CAP for FY2023:
Equity Type	Fair Value of Awards Granted in FY2023 Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards That Vested in FY2023	Fair Value as of Vesting Date for Awards Granted in FY2023 that Vested During FY2023	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2023, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$3,810,735	$279,526	$14,624	$690,178	$—	$4,795,063
RSUs	$3,143,898	$121,255	$(105,098)	$596,554	$—	$3,756,609
Total	$6,954,633	$400,781	$(90,474)	$1,286,732	$—	$8,551,672

PEO Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$—	$(11,211,569)	$(3,644,457)	$—	$—	$(14,856,026)
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$—	$(83,198,589)	$—	$—	$—	$(83,198,589)
Total	$—	$(94,410,158)	$(3,644,457)	$—	$—	$(98,054,615)

Average Non-PEO NEOs Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$1,134,796	$(2,353,527)	$(2,053,144)	$240,514	$(4,820,868)	$(7,852,229)
RSUs	$1,256,105	$—	$—	$172,488	$—	$1,428,593
Total	$2,390,900	$(2,353,527)	$(2,053,144)	$413,002	$(4,820,868)	$(6,423,636)

PEO Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$11,816,222	$3,419,067	$4,992,681	$568,844	$—	$20,796,814
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$101,773,087	$—	$—	$—	$—	$101,773,087
Total	$113,589,309	$3,419,067	$4,992,681	$568,844	$—	$122,569,901

Average Non-PEO NEOs Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$9,704,136	$1,915,115	$3,899,401	$284,422	$—	$15,803,074
RSUs	$—	$—	$740,955	$—	$—	$740,955
Total	$9,704,136	$1,915,115	$4,640,356	$284,422	$—	$16,544,029

Non-PEO NEO Average Total Compensation Amount	$ 6,880,645	$ 6,036,815	$ 16,016,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,432,318	(5,614,356)	17,010,366
Adjustment to Non-PEO NEO Compensation Footnote	Represents the total compensation paid to our PEO and non-PEO NEOs in each listed year, as shown in our SCT for such listed year.CAP does not mean that our PEO and non-PEO NEOs realized those amounts in the listed year, but reflects adjustments to the total compensation amount shown in the SCT as shown below:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
Simon Khalaf
2024	$11,445,828	$(10,321,451)	$(2,218,959)	$(1,094,582)
2023	$16,294,313	$(15,013,082)	$20,704,097	$21,985,328
Jason Gardner
2023	$600,764	$—	$(13,190,962)	$(12,590,198)
2022	$1,180,634	$—	$(98,054,615)	$(96,873,981)
2021	$224,387,431	$(223,774,512)	$122,569,901	$123,182,820

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2024	$4,764,577	$(4,011,289)	$(1,519,072)	$(765,784)
2023	$6,880,645	$(4,887,264)	$8,551,672	$10,545,053
2022	$6,036,815	$(5,227,535)	$(6,423,636)	$(5,614,356)
2021	$16,016,142	$(15,549,804)	$16,544,028	$17,010,366
(i)Represents the grant date fair value of equity-based awards granted each year. We did not sponsor a pension plan for any of the years reflected in this table; therefore, no adjustments to the SCT total related to pensions was needed.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The Company has not paid dividends historically; thus no adjustments are made for this item. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than with respect to increased volatility and common stock price. As of December 31, 2024, the assumption we used for volatility was 69.52% and for the fair value of common stock was $3.79. As of December 31, 2023, the assumption we used for volatility was 71.69% and for the fair value of common stock was $6.98. As of December 31, 2022, the assumption we used for volatility was 60.84% and for the fair value of common stock was $6.11. As of December 31, 2021, the assumption we used for volatility was 49.59% and for the fair value of common stock was $17.17. The equity components of CAP for fiscal years 2024, 2023, 2022, and 2021 are further detailed in the supplemental tables below (due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column or row):

PEO Equity Component of CAP for FY2024:
Equity Type	Fair Value of Awards Granted in FY2024 Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards That Vested in FY2024	Fair Value as of Vesting Date for Awards Granted in FY2024 that Vested During FY2024	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2024, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Simon Khalaf
Options	$—	$(2,618,277)	$(1,324,266)	$—	$—	$(3,942,543)
RSUs	$3,457,428	$(2,390,478)	$(985,558)	$(333,478)	$—	$(252,086)
PSUs	$1,975,670	$—	$—	$—	$—	$1,975,670
Total	$5,433,098	$(5,008,755)	$(2,309,824)	$(333,478)	$—	$(2,218,959)

Average Non-PEO NEOs Equity Component of CAP for FY2024:
Equity Type	Fair Value of Awards Granted in FY2024 Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2024	Change in Fair Value of Prior Years' Awards That Vested in FY2024	Fair Value as of Vesting Date for Awards Granted in FY2023 that Vested During FY2024	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2024, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$—	$(914,927)	$(773,643)	$—	$—	$(1,688,570)
RSUs	$1,013,656	$(890,921)	$(402,865)	$(129,601)	$—	$(409,731)
PSUs	$579,229	$—	$—	$—	$—	$579,229
Total	$1,592,885	$(1,805,848)	$(1,176,508)	$(129,601)	$—	$(1,519,072)

PEO Equity Component of CAP for FY2023:
Equity Type	Fair Value of Awards Granted in FY2023 Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards That Vested in FY2023	Fair Value as of Vesting Date for Awards Granted in FY2023 that Vested During FY2023	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2023, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Simon Khalaf
Options	$5,878,830	$2,700,839	$(172,891)	$1,666,232	$—	$10,073,010
RSUs	$6,068,705	$3,098,457	$(217,957)	$1,681,882	$—	$10,631,087
PSOs	$—	$—	$—	$—	$—	$—
Total	$11,947,535	$5,799,296	$(390,848)	$3,348,114	$—	$20,704,097
Jason Gardner
Options	$—	$220,027	$(109,122)	$—	$—	$110,905
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$—	$(13,301,867)	$—	$—	$—	$(13,301,867)
Total	$—	$(13,081,840)	$(109,122)	$—	$—	$(13,190,962)

Average Non-PEO NEOs Equity Component of CAP for FY2023:
Equity Type	Fair Value of Awards Granted in FY2023 Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2023	Change in Fair Value of Prior Years' Awards That Vested in FY2023	Fair Value as of Vesting Date for Awards Granted in FY2023 that Vested During FY2023	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2023, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$3,810,735	$279,526	$14,624	$690,178	$—	$4,795,063
RSUs	$3,143,898	$121,255	$(105,098)	$596,554	$—	$3,756,609
Total	$6,954,633	$400,781	$(90,474)	$1,286,732	$—	$8,551,672

PEO Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$—	$(11,211,569)	$(3,644,457)	$—	$—	$(14,856,026)
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$—	$(83,198,589)	$—	$—	$—	$(83,198,589)
Total	$—	$(94,410,158)	$(3,644,457)	$—	$—	$(98,054,615)

Average Non-PEO NEOs Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$1,134,796	$(2,353,527)	$(2,053,144)	$240,514	$(4,820,868)	$(7,852,229)
RSUs	$1,256,105	$—	$—	$172,488	$—	$1,428,593
Total	$2,390,900	$(2,353,527)	$(2,053,144)	$413,002	$(4,820,868)	$(6,423,636)

PEO Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$11,816,222	$3,419,067	$4,992,681	$568,844	$—	$20,796,814
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$101,773,087	$—	$—	$—	$—	$101,773,087
Total	$113,589,309	$3,419,067	$4,992,681	$568,844	$—	$122,569,901

Average Non-PEO NEOs Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$9,704,136	$1,915,115	$3,899,401	$284,422	$—	$15,803,074
RSUs	$—	$—	$740,955	$—	$—	$740,955
Total	$9,704,136	$1,915,115	$4,640,356	$284,422	$—	$16,544,029

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Table of Measures That are Most Important to Link CAP to Performance in Fiscal Year 2024
The following measures reflect the Company’s most important financial performance measures we used to link CAP for fiscal year 2024 to our performance (listed in no particular order of importance), as further described and defined in the section titled “Compensation Discussion & Analysis.”

Most Important Performance Metrics for 2024
Year-Over-Year Net Revenue Growth
Gross Profit
Adjusted EBITDA

Total Shareholder Return Amount	$ 22.86	20.02	56.25
Peer Group Total Shareholder Return Amount	141.56	89.68	124.90
Net Income (Loss)	$ (222,962,000)	$ (184,780,000)	$ (163,929,000)
Company Selected Measure Amount	329,514,000	320,001,000	231,705,000
Additional 402(v) Disclosure	TSR is as reflected in our 2024 Annual Report pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 9, 2021, the effective date of our IPO.The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements for each listed year.In the Company's assessment, gross profit is the most important financial performance measure (not already required to be disclosed in the Pay versus Performance table) used by the Company in 2024 to link CAP to performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Year-Over-Year Net Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Simon Khalaf [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,294,313
PEO Actually Paid Compensation Amount	$ 21,985,328
PEO Name	Simon Khalaf
Jason Gardner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 600,764	$ 1,180,634	$ 224,387,431
PEO Actually Paid Compensation Amount	$ (12,590,198)	$ (96,873,981)	$ 123,182,820
PEO Name	Jason Gardner	Jason Gardner	Jason Gardner
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (98,054,615)	$ 122,569,901
Adjustment to Compensation Amount, Equity Value, Options		(14,856,026)	20,796,814
Adjustment to Compensation Amount, Equity Value, Restricted Stock Units		0	0
Adjustment to Compensation Amount, Equity Value, Performance Stock Options		(83,198,589)	101,773,087
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options		0	11,816,222
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units		0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options		0	101,773,087
Adjustment to Compensation Amount, Equity Awards		0	113,589,309
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options		(11,211,569)	3,419,067
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units		0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options		(83,198,589)	0
Adjustment to Compensation Amount, Equity Awards		(94,410,158)	3,419,067
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options		(3,644,457)	4,992,681
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units		0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options		0	0
Adjustment to Compensation Amount, Equity Awards		(3,644,457)	4,992,681
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options		0	568,844
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units		0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options		0	0
Adjustment to Compensation Amount, Equity Awards		0	568,844
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options		0	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units		0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options		0	0
Adjustment to Compensation Amount, Equity Awards		0	0
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,887,264)
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,551,672
PEO | Simon Khalaf [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,704,097
Adjustment to Compensation Amount, Equity Value, Options	10,073,010
Adjustment to Compensation Amount, Equity Value, Restricted Stock Units	10,631,087
Adjustment to Compensation Amount, Equity Value, Performance Stock Options	0
PEO | Simon Khalaf [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	5,878,830
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	6,068,705
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	11,947,535
PEO | Simon Khalaf [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	2,700,839
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	3,098,457
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	5,799,296
PEO | Simon Khalaf [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	(172,891)
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	(217,957)
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	(390,848)
PEO | Simon Khalaf [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	1,666,232
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	1,681,882
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	3,348,114
PEO | Simon Khalaf [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	0
PEO | Simon Khalaf [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,013,082)
PEO | Simon Khalaf [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,704,097
PEO | Jason Gardner [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,190,962)
Adjustment to Compensation Amount, Equity Value, Options	110,905
Adjustment to Compensation Amount, Equity Value, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Value, Performance Stock Options	(13,301,867)
PEO | Jason Gardner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	0
PEO | Jason Gardner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	220,027
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	(13,301,867)
Adjustment to Compensation Amount, Equity Awards	(13,081,840)
PEO | Jason Gardner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	(109,122)
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	(109,122)
PEO | Jason Gardner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	0
PEO | Jason Gardner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0
Adjustment to Compensation Amount, Equity Awards	0
PEO | Jason Gardner [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(223,774,512)
PEO | Jason Gardner [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,190,962)	(98,054,615)	122,569,901
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,551,672	(6,423,636)	16,544,029
Adjustment to Compensation Amount, Equity Value, Options	4,795,063	(7,852,229)	15,803,074
Adjustment to Compensation Amount, Equity Value, Restricted Stock Units	3,756,609	1,428,593	740,955
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	3,810,735	1,134,796	9,704,136
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	3,143,898	1,256,105	0
Adjustment to Compensation Amount, Equity Awards	6,954,633	2,390,900	9,704,136
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	279,526	(2,353,527)	1,915,115
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	121,255	0	0
Adjustment to Compensation Amount, Equity Awards	400,781	(2,353,527)	1,915,115
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	14,624	(2,053,144)	3,899,401
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	(105,098)	0	740,955
Adjustment to Compensation Amount, Equity Awards	(90,474)	(2,053,144)	4,640,356
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	690,178	240,514	284,422
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	596,554	172,488	0
Adjustment to Compensation Amount, Equity Awards	1,286,732	413,002	284,422
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards, Options	0	(4,820,868)	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0	0
Adjustment to Compensation Amount, Equity Awards	$ 0	(4,820,868)	0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,227,535)	(15,549,804)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,423,636)	$ 16,544,028